UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.12%
Actual		$ 1,000.00	$ 1,232.70	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Class T	1.34%
Actual		$ 1,000.00	$ 1,231.70	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.93%
Actual		$ 1,000.00	$ 1,227.90	$ 10.84
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.86%
Actual		$ 1,000.00	$ 1,228.10	$ 10.45
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,234.60	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	8.8
Service Corp. International	4.4	4.9
The AES Corp.	3.3	4.3
Comcast Corp. Class A	3.0	3.0
General Motors Co.	2.8	0.9
HollyFrontier Corp.	2.5	3.1
Tenet Healthcare Corp.	2.4	1.4
Ford Motor Co.	2.1	1.8
GameStop Corp. Class A	1.8	1.4
Cinemark Holdings, Inc.	1.7	1.7
	32.2
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.6	22.6
Materials	12.7	13.9
Energy	12.2	10.9
Industrials	11.5	11.0
Health Care	9.0	8.1
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 91.3%		Stocks 94.2%
	Bonds 1.0%		Bonds 0.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	13.3%	** Foreign investments	14.5%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.6%
Auto Components - 1.6%
Delphi Automotive PLC (a)	136,700	$ 5,285
Exide Technologies (a)	3,282,263	11,291
Tenneco, Inc. (a)	630,300	22,035
TRW Automotive Holdings Corp. (a)	298,400	17,197
		55,808
Automobiles - 5.3%
Ford Motor Co.	5,662,867	73,334
General Motors Co. (a)	3,454,500	97,037
General Motors Co.:
warrants 7/10/16 (a)	365,056	6,878
warrants 7/10/19 (a)	365,056	4,454
Motors Liquidation Co. GUC Trust (a)	100,812	2,354
		184,057
Diversified Consumer Services - 4.7%
Service Corp. International	10,306,669	153,879
Stewart Enterprises, Inc. Class A	1,163,232	9,597
		163,476
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	297,660	14,484
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	116,342	6
		14,490
Household Durables - 2.2%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	6,744
Lennar Corp. Class A	576,600	23,952
Newell Rubbermaid, Inc.	1,935,853	45,454
		76,150
Leisure Equipment & Products - 0.3%
Callaway Golf Co. (e)	1,339,225	8,785
Media - 5.4%
Cinemark Holdings, Inc.	2,129,655	59,928
Comcast Corp. Class A	2,754,102	104,876
Gray Television, Inc. (a)(f)	3,167,163	11,845
LodgeNet Entertainment Corp. (a)(e)	11,800	0 *
Nexstar Broadcasting Group, Inc. Class A	819,700	11,787
		188,436
Multiline Retail - 0.5%
Target Corp.	283,600	17,132
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.1%
Asbury Automotive Group, Inc. (a)	314,878	$ 11,197
GameStop Corp. Class A (e)	2,602,775	60,384
Sally Beauty Holdings, Inc. (a)	1,303,600	34,598
		106,179
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	102,980	5,252
TOTAL CONSUMER DISCRETIONARY		819,765
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	181,391	17,459
Food Products - 2.1%
ConAgra Foods, Inc.	438,800	14,344
Darling International, Inc. (a)	2,916,158	49,196
Smithfield Foods, Inc. (a)	457,894	10,674
		74,214
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,241
TOTAL CONSUMER STAPLES		98,914
ENERGY - 12.2%
Energy Equipment & Services - 3.0%
Ensco PLC Class A	90,000	5,721
Halliburton Co.	943,707	38,390
Noble Corp.	366,200	14,831
Oil States International, Inc. (a)	262,534	20,367
Schlumberger Ltd.	90,600	7,071
Transocean Ltd. (United States)	316,300	17,937
		104,317
Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)	1,795,892	15,912
Continental Resources, Inc. (a)	440,013	36,574
Forest Oil Corp. (a)	1,006,891	7,008
Hess Corp.	590,390	39,651
HollyFrontier Corp.	1,660,465	86,709
Kodiak Oil & Gas Corp. (a)	1,639,653	15,085
Peabody Energy Corp.	677,175	17,031
Range Resources Corp.	202,800	13,622
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,204,634	$ 52,679
Western Refining, Inc. (e)	1,075,427	36,167
		320,438
TOTAL ENERGY		424,755
FINANCIALS - 6.8%
Commercial Banks - 2.7%
Huntington Bancshares, Inc.	7,094,120	49,375
Regions Financial Corp.	2,739,606	21,314
SunTrust Banks, Inc.	836,400	23,729
		94,418
Consumer Finance - 0.9%
American Express Co.	515,752	30,331
Diversified Financial Services - 1.4%
Citigroup, Inc.	1,110,553	46,821
Insurance - 1.1%
AFLAC, Inc.	530,400	28,143
Lincoln National Corp.	360,400	10,444
		38,587
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	832,331	13,975
Sabra Health Care REIT, Inc.	452,492	11,353
		25,328
TOTAL FINANCIALS		235,485
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	4,008,200	29,941
Covidien PLC	286,325	17,850
		47,791
Health Care Providers & Services - 5.7%
Community Health Systems, Inc.	655,424	25,122
DaVita, Inc. (a)	303,353	35,010
HCA Holdings, Inc.	998,521	37,594
Tenet Healthcare Corp. (a)	2,089,881	81,150
Universal Health Services, Inc. Class B	317,795	18,000
		196,876
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.9%
Johnson & Johnson	127,900	$ 9,454
Merck & Co., Inc.	1,321,200	57,142
		66,596
TOTAL HEALTH CARE		311,263
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	387,924	26,472
Textron, Inc.	497,300	14,302
		40,774
Airlines - 2.0%
Delta Air Lines, Inc. (a)	2,920,820	40,570
Southwest Airlines Co.	478,033	5,359
United Continental Holdings, Inc. (a)	309,700	7,479
US Airways Group, Inc. (a)	1,236,200	17,653
		71,061
Building Products - 1.2%
Armstrong World Industries, Inc.	580,581	31,926
Owens Corning (a)	246,439	10,269
Owens Corning warrants 10/31/13 (a)	193,400	658
		42,853
Commercial Services & Supplies - 1.8%
Deluxe Corp.	1,491,927	54,888
Tyco International Ltd.	267,791	8,095
		62,983
Electrical Equipment - 1.7%
Belden, Inc.	649,536	31,275
Emerson Electric Co.	136,500	7,815
General Cable Corp. (a)	365,868	12,300
Polypore International, Inc. (a)(e)	182,200	7,031
		58,421
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	90,090	5,779
General Electric Co.	896,117	19,965
		25,744
Machinery - 1.8%
Fiat Industrial SpA	1,365,577	17,587
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	605,977	$ 31,141
Pentair Ltd.	64,254	3,256
Timken Co.	187,566	10,055
		62,039
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	6,687
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	583,000	10,657
Trading Companies & Distributors - 0.2%
Edgen Group, Inc. Class A	633,944	5,065
TOTAL INDUSTRIALS		386,284
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,982,651	40,783
Computers & Peripherals - 1.2%
EMC Corp. (a)	1,160,700	28,565
NCR Corp. (a)	430,369	11,951
		40,516
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	489,587	17,312
Corning, Inc.	605,400	7,265
SMTC Corp. (a)	343,580	886
Viasystems Group, Inc. (a)	441,914	6,227
		31,690
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	8,435
Semiconductors & Semiconductor Equipment - 2.5%
Fairchild Semiconductor International, Inc. (a)	924,426	13,654
Freescale Semiconductor Holdings I Ltd. (a)	887,100	12,819
Intersil Corp. Class A	1,177,013	10,181
Micron Technology, Inc. (a)	1,890,455	14,292
ON Semiconductor Corp. (a)	4,465,694	35,056
		86,002
Software - 1.0%
Autodesk, Inc. (a)	236,100	9,180
Citrix Systems, Inc. (a)	190,801	13,959
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	91,200	$ 2,505
Nuance Communications, Inc. (a)	464,834	11,179
		36,823
TOTAL INFORMATION TECHNOLOGY		244,249
MATERIALS - 12.7%
Chemicals - 10.4%
H.B. Fuller Co.	380,376	14,865
LyondellBasell Industries NV Class A	4,460,898	282,912
OMNOVA Solutions, Inc. (a)(f)	2,609,132	21,343
Phosphate Holdings, Inc. (a)	192,500	289
The Dow Chemical Co.	695,412	22,392
W.R. Grace & Co. (a)	256,156	18,392
		360,193
Containers & Packaging - 1.7%
Rock-Tenn Co. Class A	614,392	48,506
Sealed Air Corp.	678,051	12,693
		61,199
Metals & Mining - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	437,500	12,259
Ormet Corp. (a)	500,000	400
Ormet Corp. (a)(j)	150,000	120
		12,779
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	231,700	7,169
TOTAL MATERIALS		441,340
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	621,786	25,151
Level 3 Communications, Inc. (a)	184,741	4,401
		29,552
UTILITIES - 4.8%
Electric Utilities - 0.4%
FirstEnergy Corp.	341,796	13,839
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 4.4%
Calpine Corp. (a)	1,970,200	$ 38,872
The AES Corp.	10,548,678	114,348
		153,220
TOTAL UTILITIES		167,059
TOTAL COMMON STOCKS (Cost $2,444,300)		3,158,666
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	1,007,783	5,452
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	360,987	9,628
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		15,080
Corporate Bonds - 1.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 9,934	3,775
Nonconvertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	2,515	0
7.125% 7/15/13 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
8.375% 7/15/33 (d)	41,210	0
8.8% 3/1/21 (d)	8,800	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.0%
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (g)	$ 34,800	$ 34,539
TOTAL CORPORATE BONDS (Cost $32,467)		38,314
Floating Rate Loans - 0.4%

INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways Group, Inc. term loan 2.7017% 3/23/14 (h)	8,883	8,850
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (h)	4,289	2,836
TOTAL FLOATING RATE LOANS (Cost $12,058)		11,686
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	248,105,041	248,105
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	78,805,375	78,805
TOTAL MONEY MARKET FUNDS (Cost $326,910)		326,910
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,837,797)		3,550,656
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(75,067)
NET ASSETS - 100%		$ 3,475,589
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,539,000 or 1.0% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 4,745
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 181
Fidelity Securities Lending Cash Central Fund	1,731
Total	$ 1,912
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 5,321	$ -	$ -	$ -	$ 11,845
OMNOVA Solutions, Inc.	18,994	-	-	-	21,343
Service Corp. International	147,381	-	16,181	1,268	-
Total	$ 171,696	$ -	$ 16,181	$ 1,268	$ 33,188
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 819,765	$ 819,759	$ -	$ 6
Consumer Staples	104,366	98,914	-	5,452
Energy	424,755	424,755	-	-
Financials	245,113	245,113	-	-
Health Care	311,263	311,263	-	-
Industrials	386,284	386,284	-	-
Information Technology	244,249	244,249	-	-
Materials	441,340	441,340	-	-
Telecommunication Services	29,552	29,552	-	-
Utilities	167,059	167,059	-	-
Corporate Bonds	38,314	-	38,314	-
Floating Rate Loans	11,686	-	11,686	-
Money Market Funds	326,910	326,910	-	-
Total Investments in Securities:	$ 3,550,656	$ 3,495,198	$ 50,000	$ 5,458
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.7%
Netherlands	8.2%
Ireland	1.4%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,874) - See accompanying schedule: Unaffiliated issuers (cost $2,475,922)	$ 3,190,558
Fidelity Central Funds (cost $326,910)	326,910
Other affiliated issuers (cost $34,965)	33,188
Total Investments (cost $2,837,797)		$ 3,550,656
Cash		21
Receivable for investments sold		8,409
Receivable for fund shares sold		8,025
Dividends receivable		1,416
Interest receivable		1,652
Distributions receivable from Fidelity Central Funds		188
Prepaid expenses		6
Other receivables		155
Total assets		3,570,528

Liabilities
Payable for investments purchased	$ 3,375
Payable for fund shares redeemed	9,335
Accrued management fee	1,697
Distribution and service plan fees payable	1,056
Other affiliated payables	633
Other payables and accrued expenses	38
Collateral on securities loaned, at value	78,805
Total liabilities		94,939

Net Assets		$ 3,475,589
Net Assets consist of:
Paid in capital		$ 3,246,275
Undistributed net investment income		72
Accumulated undistributed net realized gain (loss) on investments		(483,617)
Net unrealized appreciation (depreciation) on investments		712,859
Net Assets		$ 3,475,589

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,296,229 ÷ 30,692 shares)	$ 42.23

Maximum offering price per share (100/94.25 of $42.23)	$ 44.81
Class T: Net Asset Value and redemption price per share ($874,513 ÷ 21,134 shares)	$ 41.38

Maximum offering price per share (100/96.50 of $41.38)	$ 42.88
Class B: Net Asset Value and offering price per share ($85,168 ÷ 2,142 shares)A	$ 39.76

Class C: Net Asset Value and offering price per share ($457,855 ÷ 11,506 shares)A	$ 39.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($761,824 ÷ 17,784 shares)	$ 42.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $1,268 earned from other affiliated issuers)		$ 32,394
Special dividends		10,068
Interest		3,213
Income from Fidelity Central Funds		1,912
Income before foreign taxes withheld		47,587
Less foreign taxes withheld		(2,695)
Total income		44,892

Expenses
Management fee	$ 9,531
Transfer agent fees	3,306
Distribution and service plan fees	6,006
Accounting and security lending fees	469
Custodian fees and expenses	16
Independent trustees' compensation	10
Registration fees	111
Audit	36
Legal	9
Miscellaneous	13
Total expenses before reductions	19,507
Expense reductions	(126)	19,381
Net investment income (loss)		25,511
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,112
Other affiliated issuers	7,130
Total net realized gain (loss)		148,242
Change in net unrealized appreciation (depreciation) on investment securities		486,423
Net gain (loss)		634,665
Net increase (decrease) in net assets resulting from operations		$ 660,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,511	$ 6,161
Net realized gain (loss)	148,242	166,758
Change in net unrealized appreciation (depreciation)	486,423	(273,036)
Net increase (decrease) in net assets resulting from operations	660,176	(100,117)
Distributions to shareholders from net investment income	(2,596)	(28,865)
Share transactions - net increase (decrease)	(160,303)	(562,983)
Total increase (decrease) in net assets	497,277	(691,965)

Net Assets
Beginning of period	2,978,312	3,670,277
End of period (including undistributed net investment income of $72 and accumulated net investment loss of $22,843, respectively)	$ 3,475,589	$ 2,978,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 K	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 34.29	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99
Income from Investment Operations
Net investment income (loss) E	.33 H	.11	(.08)	.05	.27	.05	.35 I
Net realized and unrealized gain (loss)	7.65	(.51)	6.61	4.91	(12.93)	(.97)	5.47
Total from investment operations	7.98	(.40)	6.53	4.96	(12.66)	(.92)	5.82
Distributions from net investment income	(.04)	(.32)	(.01) N	(.09)	(.12)	(.23)	(.04)
Distributions from net realized gain	-	-	(.06) N	(.01)	-	(.98)	(.17)
Total distributions	(.04)	(.32)	(.07)	(.10)	(.12)	(1.21) M	(.21)
Net asset value, end of period	$ 42.23	$ 34.29	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60
Total Return B,C,D	23.27%	(1.04)%	22.88%	20.96%	(34.57)%	(2.42)%	17.74%
Ratios to Average Net Assets F,J
Expenses before reductions	1.12% A	1.13%	1.13%	1.15%	1.20%	1.12% A	1.11%
Expenses net of fee waivers, if any	1.12% A	1.13%	1.13%	1.15%	1.20%	1.12% A	1.11%
Expenses net of all reductions	1.11% A	1.13%	1.12%	1.15%	1.20%	1.12% A	1.11%
Net investment income (loss)	1.74% A,H	.33%	(.23)%	.18%	1.27%	.20% A	.93% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,296	$ 1,106	$ 1,426	$ 1,428	$ 1,343	$ 2,288	$ 1,719
Portfolio turnover rate G	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.10%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. LFor the period ended November 30. MTotal distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 K	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 33.60	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52
Income from Investment Operations
Net investment income (loss) E	.28 H	.03	(.15)	(.01)	.22	(.01)	.26 I
Net realized and unrealized gain (loss)	7.50	(.50)	6.48	4.83	(12.73)	(.95)	5.39
Total from investment operations	7.78	(.47)	6.33	4.82	(12.51)	(.96)	5.65
Distributions from net investment income	- O	(.29)	- N	(.06)	(.10)	(.14)	-
Distributions from net realized gain	-	-	(.02) N	(.01)	-	(.98)	(.17)
Total distributions	-	(.29)	(.02)	(.07)	(.10)	(1.13) M	(.17)
Net asset value, end of period	$ 41.38	$ 33.60	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00
Total Return B,C,D	23.17%	(1.26)%	22.58%	20.72%	(34.71)%	(2.57)%	17.45%
Ratios to Average Net Assets F,J
Expenses before reductions	1.34% A	1.35%	1.35%	1.37%	1.42%	1.34% A	1.34%
Expenses net of fee waivers, if any	1.34% A	1.35%	1.35%	1.37%	1.42%	1.34% A	1.34%
Expenses net of all reductions	1.34% A	1.35%	1.35%	1.37%	1.42%	1.34% A	1.34%
Net investment income (loss)	1.52% A,H	.11%	(.45)%	(.04)%	1.05%	(.03)% A	.70% I
Supplemental Data
Net assets, end of period (in millions)	$ 875	$ 753	$ 906	$ 867	$ 728	$ 1,037	$ 895
Portfolio turnover rate G	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. LFor the period ended November 30. MTotal distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share. NThe amount shown reflects certain reclassifications related to book to tax differences. OAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 K	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 32.38	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94
Income from Investment Operations
Net investment income (loss) E	.17 H	(.15)	(.33)	(.17)	.10	(.15)	.05 I
Net realized and unrealized gain (loss)	7.21	(.49)	6.30	4.72	(12.43)	(.93)	5.29
Total from investment operations	7.38	(.64)	5.97	4.55	(12.33)	(1.08)	5.34
Distributions from net investment income	-	(.22)	-	-	(.04)	-	-
Distributions from net realized gain	-	-	-	(.01)	-	(.93)	(.17)
Total distributions	-	(.22)	-	(.01)	(.04)	(.93) M	(.17)
Net asset value, end of period	$ 39.76	$ 32.38	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11
Total Return B,C,D	22.79%	(1.85)%	21.89%	20.00%	(35.06)%	(2.93)%	16.79%
Ratios to Average Net Assets F,J
Expenses before reductions	1.93% A	1.94%	1.93%	1.96%	1.97%	1.92% A	1.90%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.93%	1.96%	1.97%	1.92% A	1.90%
Expenses net of all reductions	1.92% A	1.93%	1.92%	1.96%	1.97%	1.92% A	1.90%
Net investment income (loss)	.94% A,H	(.48)%	(1.03)%	(.63)%	.49%	(.61)% A	.14% I
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 84	$ 121	$ 131	$ 128	$ 230	$ 227
Portfolio turnover rate G	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. LFor the period ended November 30. MDistributions from net realized gain represents $.932 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 K	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 32.40	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91
Income from Investment Operations
Net investment income (loss) E	.18 H	(.12)	(.31)	(.15)	.11	(.13)	.07 I
Net realized and unrealized gain (loss)	7.21	(.49)	6.29	4.72	(12.42)	(.94)	5.30
Total from investment operations	7.39	(.61)	5.98	4.57	(12.31)	(1.07)	5.37
Distributions from net investment income	-	(.23)	-	- M	(.04)	(.01)	-
Distributions from net realized gain	-	-	-	(.01)	-	(.98)	(.17)
Total distributions	-	(.23)	-	(.01)	(.04)	(.99) N	(.17)
Net asset value, end of period	$ 39.79	$ 32.40	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11
Total Return B,C,D	22.81%	(1.76)%	21.94%	20.13%	(35.06)%	(2.91)%	16.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.86% A	1.87%	1.86%	1.89%	1.94%	1.85% A	1.84%
Expenses net of fee waivers, if any	1.86% A	1.87%	1.86%	1.89%	1.94%	1.85% A	1.84%
Expenses net of all reductions	1.85% A	1.86%	1.86%	1.89%	1.94%	1.85% A	1.84%
Net investment income (loss)	1.00% A,H	(.41)%	(.97)%	(.56)%	.53%	(.54)% A	.20% I
Supplemental Data
Net assets, end of period (in millions)	$ 458	$ 405	$ 522	$ 525	$ 496	$ 962	$ 850
Portfolio turnover rate G	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .36%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. LFor the period ended November 30. MAmount represents less than $.01 per share. NTotal distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 J	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32
Income from Investment Operations
Net investment income (loss) D	.39 G	.20	.02	.13	.33	.12	.46 H
Net realized and unrealized gain (loss)	7.76	(.52)	6.67	4.96	(13.06)	(.99)	5.51
Total from investment operations	8.15	(.32)	6.69	5.09	(12.73)	(.87)	5.97
Distributions from net investment income	(.08)	(.35)	(.05) M	(.15)	(.15)	(.31)	(.11)
Distributions from net realized gain	-	-	(.10) M	(.01)	-	(.98)	(.17)
Total distributions	(.08)	(.35)	(.15)	(.16)	(.15)	(1.29) L	(.28)
Net asset value, end of period	$ 42.84	$ 34.77	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01
Total Return B,C	23.46%	(.77)%	23.21%	21.30%	(34.38)%	(2.26)%	18.06%
Ratios to Average Net Assets E,I
Expenses before reductions	.85% A	.86%	.85%	.87%	.93%	.85% A	.84%
Expenses net of fee waivers, if any	.85% A	.86%	.85%	.87%	.93%	.85% A	.84%
Expenses net of all reductions	.84% A	.85%	.85%	.87%	.93%	.85% A	.83%
Net investment income (loss)	2.02% A,G	.60%	.04%	.46%	1.54%	.47% A	1.21% H
Supplemental Data
Net assets, end of period (in millions)	$ 762	$ 631	$ 694	$ 710	$ 561	$ 985	$ 722
Portfolio turnover rate F	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. KFor the period ended November 30. LTotal distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 915,785
Gross unrealized depreciation	(201,508)
Net unrealized appreciation (depreciation) on securities and other investments	$ 714,277

Tax cost	$ 2,836,379

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (631,739)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $238,344 and $490,018, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,467	$ 40
Class T	.25%	.25%	2,000	-
Class B	.75%	.25%	421	317
Class C	.75%	.25%	2,118	174
			$ 6,006	$ 531

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 90
Class T	13
Class B*	59
Class C*	8
$ 170

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,301.22
Class T	780.20
Class B	118.28
Class C	450.21
Institutional Class	657.20
	$ 3,306

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,967. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,731, including $91 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $126 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 1,122	$ 11,505
Class T	84	7,107
Class B	-	710
Class C	-	3,243
Institutional Class	1,390	6,300
Total	$ 2,596	$ 28,865

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	3,791	6,791	$ 145,984	$ 220,746
Reinvestment of distributions	27	347	1,036	10,560
Shares redeemed	(5,377)	(15,628)	(202,137)	(500,053)
Net increase (decrease)	(1,559)	(8,490)	$ (55,117)	$ (268,747)
Class T
Shares sold	3,027	5,449	$ 113,564	$ 173,250
Reinvestment of distributions	2	222	79	6,629
Shares redeemed	(4,289)	(9,652)	(158,511)	(304,171)
Net increase (decrease)	(1,260)	(3,981)	$ (44,868)	$ (124,292)
Class B
Shares sold	17	32	$ 616	$ 953
Reinvestment of distributions	-	21	-	605
Shares redeemed	(467)	(1,103)	(16,643)	(33,738)
Net increase (decrease)	(450)	(1,050)	$ (16,027)	$ (32,180)
Class C
Shares sold	636	1,075	$ 23,188	$ 33,268
Reinvestment of distributions	-	88	-	2,548
Shares redeemed	(1,638)	(4,363)	(58,033)	(132,599)
Net increase (decrease)	(1,002)	(3,200)	$ (34,845)	$ (96,783)
Institutional Class
Shares sold	4,308	9,699	$ 166,915	$ 321,305
Reinvestment of distributions	29	165	1,155	5,095
Shares redeemed	(4,696)	(11,315)	(177,516)	(367,381)
Net increase (decrease)	(359)	(1,451)	$ (9,446)	$ (40,981)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSF-USAN-0313
1.786797.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Class A	1.12%
Actual		$ 1,000.00	$ 1,232.70	$ 6.30
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70
Class T	1.34%
Actual		$ 1,000.00	$ 1,231.70	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.82
Class B	1.93%
Actual		$ 1,000.00	$ 1,227.90	$ 10.84
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.86%
Actual		$ 1,000.00	$ 1,228.10	$ 10.45
HypotheticalA		$ 1,000.00	$ 1,015.83	$ 9.45
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,234.60	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	8.8
Service Corp. International	4.4	4.9
The AES Corp.	3.3	4.3
Comcast Corp. Class A	3.0	3.0
General Motors Co.	2.8	0.9
HollyFrontier Corp.	2.5	3.1
Tenet Healthcare Corp.	2.4	1.4
Ford Motor Co.	2.1	1.8
GameStop Corp. Class A	1.8	1.4
Cinemark Holdings, Inc.	1.7	1.7
	32.2
Top Five Market Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.6	22.6
Materials	12.7	13.9
Energy	12.2	10.9
Industrials	11.5	11.0
Health Care	9.0	8.1
Asset Allocation (% of fund's net assets)
As of January 31, 2013*		As of July 31, 2012**
	Stocks 91.3%		Stocks 94.2%
	Bonds 1.0%		Bonds 0.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Other Investments 0.4%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.2%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	13.3%	** Foreign investments	14.5%

Semiannual Report

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.6%
Auto Components - 1.6%
Delphi Automotive PLC (a)	136,700	$ 5,285
Exide Technologies (a)	3,282,263	11,291
Tenneco, Inc. (a)	630,300	22,035
TRW Automotive Holdings Corp. (a)	298,400	17,197
		55,808
Automobiles - 5.3%
Ford Motor Co.	5,662,867	73,334
General Motors Co. (a)	3,454,500	97,037
General Motors Co.:
warrants 7/10/16 (a)	365,056	6,878
warrants 7/10/19 (a)	365,056	4,454
Motors Liquidation Co. GUC Trust (a)	100,812	2,354
		184,057
Diversified Consumer Services - 4.7%
Service Corp. International	10,306,669	153,879
Stewart Enterprises, Inc. Class A	1,163,232	9,597
		163,476
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	297,660	14,484
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	116,342	6
		14,490
Household Durables - 2.2%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	6,744
Lennar Corp. Class A	576,600	23,952
Newell Rubbermaid, Inc.	1,935,853	45,454
		76,150
Leisure Equipment & Products - 0.3%
Callaway Golf Co. (e)	1,339,225	8,785
Media - 5.4%
Cinemark Holdings, Inc.	2,129,655	59,928
Comcast Corp. Class A	2,754,102	104,876
Gray Television, Inc. (a)(f)	3,167,163	11,845
LodgeNet Entertainment Corp. (a)(e)	11,800	0 *
Nexstar Broadcasting Group, Inc. Class A	819,700	11,787
		188,436
Multiline Retail - 0.5%
Target Corp.	283,600	17,132
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.1%
Asbury Automotive Group, Inc. (a)	314,878	$ 11,197
GameStop Corp. Class A (e)	2,602,775	60,384
Sally Beauty Holdings, Inc. (a)	1,303,600	34,598
		106,179
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	102,980	5,252
TOTAL CONSUMER DISCRETIONARY		819,765
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	181,391	17,459
Food Products - 2.1%
ConAgra Foods, Inc.	438,800	14,344
Darling International, Inc. (a)	2,916,158	49,196
Smithfield Foods, Inc. (a)	457,894	10,674
		74,214
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,241
TOTAL CONSUMER STAPLES		98,914
ENERGY - 12.2%
Energy Equipment & Services - 3.0%
Ensco PLC Class A	90,000	5,721
Halliburton Co.	943,707	38,390
Noble Corp.	366,200	14,831
Oil States International, Inc. (a)	262,534	20,367
Schlumberger Ltd.	90,600	7,071
Transocean Ltd. (United States)	316,300	17,937
		104,317
Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)	1,795,892	15,912
Continental Resources, Inc. (a)	440,013	36,574
Forest Oil Corp. (a)	1,006,891	7,008
Hess Corp.	590,390	39,651
HollyFrontier Corp.	1,660,465	86,709
Kodiak Oil & Gas Corp. (a)	1,639,653	15,085
Peabody Energy Corp.	677,175	17,031
Range Resources Corp.	202,800	13,622
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,204,634	$ 52,679
Western Refining, Inc. (e)	1,075,427	36,167
		320,438
TOTAL ENERGY		424,755
FINANCIALS - 6.8%
Commercial Banks - 2.7%
Huntington Bancshares, Inc.	7,094,120	49,375
Regions Financial Corp.	2,739,606	21,314
SunTrust Banks, Inc.	836,400	23,729
		94,418
Consumer Finance - 0.9%
American Express Co.	515,752	30,331
Diversified Financial Services - 1.4%
Citigroup, Inc.	1,110,553	46,821
Insurance - 1.1%
AFLAC, Inc.	530,400	28,143
Lincoln National Corp.	360,400	10,444
		38,587
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	832,331	13,975
Sabra Health Care REIT, Inc.	452,492	11,353
		25,328
TOTAL FINANCIALS		235,485
HEALTH CARE - 9.0%
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	4,008,200	29,941
Covidien PLC	286,325	17,850
		47,791
Health Care Providers & Services - 5.7%
Community Health Systems, Inc.	655,424	25,122
DaVita, Inc. (a)	303,353	35,010
HCA Holdings, Inc.	998,521	37,594
Tenet Healthcare Corp. (a)	2,089,881	81,150
Universal Health Services, Inc. Class B	317,795	18,000
		196,876
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.9%
Johnson & Johnson	127,900	$ 9,454
Merck & Co., Inc.	1,321,200	57,142
		66,596
TOTAL HEALTH CARE		311,263
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	387,924	26,472
Textron, Inc.	497,300	14,302
		40,774
Airlines - 2.0%
Delta Air Lines, Inc. (a)	2,920,820	40,570
Southwest Airlines Co.	478,033	5,359
United Continental Holdings, Inc. (a)	309,700	7,479
US Airways Group, Inc. (a)	1,236,200	17,653
		71,061
Building Products - 1.2%
Armstrong World Industries, Inc.	580,581	31,926
Owens Corning (a)	246,439	10,269
Owens Corning warrants 10/31/13 (a)	193,400	658
		42,853
Commercial Services & Supplies - 1.8%
Deluxe Corp.	1,491,927	54,888
Tyco International Ltd.	267,791	8,095
		62,983
Electrical Equipment - 1.7%
Belden, Inc.	649,536	31,275
Emerson Electric Co.	136,500	7,815
General Cable Corp. (a)	365,868	12,300
Polypore International, Inc. (a)(e)	182,200	7,031
		58,421
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	90,090	5,779
General Electric Co.	896,117	19,965
		25,744
Machinery - 1.8%
Fiat Industrial SpA	1,365,577	17,587
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	605,977	$ 31,141
Pentair Ltd.	64,254	3,256
Timken Co.	187,566	10,055
		62,039
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	6,687
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	583,000	10,657
Trading Companies & Distributors - 0.2%
Edgen Group, Inc. Class A	633,944	5,065
TOTAL INDUSTRIALS		386,284
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,982,651	40,783
Computers & Peripherals - 1.2%
EMC Corp. (a)	1,160,700	28,565
NCR Corp. (a)	430,369	11,951
		40,516
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	489,587	17,312
Corning, Inc.	605,400	7,265
SMTC Corp. (a)	343,580	886
Viasystems Group, Inc. (a)	441,914	6,227
		31,690
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	8,435
Semiconductors & Semiconductor Equipment - 2.5%
Fairchild Semiconductor International, Inc. (a)	924,426	13,654
Freescale Semiconductor Holdings I Ltd. (a)	887,100	12,819
Intersil Corp. Class A	1,177,013	10,181
Micron Technology, Inc. (a)	1,890,455	14,292
ON Semiconductor Corp. (a)	4,465,694	35,056
		86,002
Software - 1.0%
Autodesk, Inc. (a)	236,100	9,180
Citrix Systems, Inc. (a)	190,801	13,959
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	91,200	$ 2,505
Nuance Communications, Inc. (a)	464,834	11,179
		36,823
TOTAL INFORMATION TECHNOLOGY		244,249
MATERIALS - 12.7%
Chemicals - 10.4%
H.B. Fuller Co.	380,376	14,865
LyondellBasell Industries NV Class A	4,460,898	282,912
OMNOVA Solutions, Inc. (a)(f)	2,609,132	21,343
Phosphate Holdings, Inc. (a)	192,500	289
The Dow Chemical Co.	695,412	22,392
W.R. Grace & Co. (a)	256,156	18,392
		360,193
Containers & Packaging - 1.7%
Rock-Tenn Co. Class A	614,392	48,506
Sealed Air Corp.	678,051	12,693
		61,199
Metals & Mining - 0.4%
AngloGold Ashanti Ltd. sponsored ADR	437,500	12,259
Ormet Corp. (a)	500,000	400
Ormet Corp. (a)(j)	150,000	120
		12,779
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	231,700	7,169
TOTAL MATERIALS		441,340
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	621,786	25,151
Level 3 Communications, Inc. (a)	184,741	4,401
		29,552
UTILITIES - 4.8%
Electric Utilities - 0.4%
FirstEnergy Corp.	341,796	13,839
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 4.4%
Calpine Corp. (a)	1,970,200	$ 38,872
The AES Corp.	10,548,678	114,348
		153,220
TOTAL UTILITIES		167,059
TOTAL COMMON STOCKS (Cost $2,444,300)		3,158,666
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	1,007,783	5,452
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I Series 2, 8.125%	360,987	9,628
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		15,080
Corporate Bonds - 1.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 9,934	3,775
Nonconvertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	2,515	0
7.125% 7/15/13 (d)	6,805	0
7.2% 1/15/11 (d)	18,790	0
8.25% 7/15/23 (d)	20,460	0
8.375% 7/15/33 (d)	41,210	0
8.8% 3/1/21 (d)	8,800	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.0%
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17 (g)	$ 34,800	$ 34,539
TOTAL CORPORATE BONDS (Cost $32,467)		38,314
Floating Rate Loans - 0.4%

INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways Group, Inc. term loan 2.7017% 3/23/14 (h)	8,883	8,850
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7423% 10/10/17 (h)	4,289	2,836
TOTAL FLOATING RATE LOANS (Cost $12,058)		11,686
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	248,105,041	248,105
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	78,805,375	78,805
TOTAL MONEY MARKET FUNDS (Cost $326,910)		326,910
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $2,837,797)		3,550,656
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(75,067)
NET ASSETS - 100%		$ 3,475,589
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,539,000 or 1.0% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $126,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 4,745
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 181
Fidelity Securities Lending Cash Central Fund	1,731
Total	$ 1,912
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 5,321	$ -	$ -	$ -	$ 11,845
OMNOVA Solutions, Inc.	18,994	-	-	-	21,343
Service Corp. International	147,381	-	16,181	1,268	-
Total	$ 171,696	$ -	$ 16,181	$ 1,268	$ 33,188
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 819,765	$ 819,759	$ -	$ 6
Consumer Staples	104,366	98,914	-	5,452
Energy	424,755	424,755	-	-
Financials	245,113	245,113	-	-
Health Care	311,263	311,263	-	-
Industrials	386,284	386,284	-	-
Information Technology	244,249	244,249	-	-
Materials	441,340	441,340	-	-
Telecommunication Services	29,552	29,552	-	-
Utilities	167,059	167,059	-	-
Corporate Bonds	38,314	-	38,314	-
Floating Rate Loans	11,686	-	11,686	-
Money Market Funds	326,910	326,910	-	-
Total Investments in Securities:	$ 3,550,656	$ 3,495,198	$ 50,000	$ 5,458
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.7%
Netherlands	8.2%
Ireland	1.4%
Switzerland	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $76,874) - See accompanying schedule: Unaffiliated issuers (cost $2,475,922)	$ 3,190,558
Fidelity Central Funds (cost $326,910)	326,910
Other affiliated issuers (cost $34,965)	33,188
Total Investments (cost $2,837,797)		$ 3,550,656
Cash		21
Receivable for investments sold		8,409
Receivable for fund shares sold		8,025
Dividends receivable		1,416
Interest receivable		1,652
Distributions receivable from Fidelity Central Funds		188
Prepaid expenses		6
Other receivables		155
Total assets		3,570,528

Liabilities
Payable for investments purchased	$ 3,375
Payable for fund shares redeemed	9,335
Accrued management fee	1,697
Distribution and service plan fees payable	1,056
Other affiliated payables	633
Other payables and accrued expenses	38
Collateral on securities loaned, at value	78,805
Total liabilities		94,939

Net Assets		$ 3,475,589
Net Assets consist of:
Paid in capital		$ 3,246,275
Undistributed net investment income		72
Accumulated undistributed net realized gain (loss) on investments		(483,617)
Net unrealized appreciation (depreciation) on investments		712,859
Net Assets		$ 3,475,589

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,296,229 ÷ 30,692 shares)	$ 42.23

Maximum offering price per share (100/94.25 of $42.23)	$ 44.81
Class T: Net Asset Value and redemption price per share ($874,513 ÷ 21,134 shares)	$ 41.38

Maximum offering price per share (100/96.50 of $41.38)	$ 42.88
Class B: Net Asset Value and offering price per share ($85,168 ÷ 2,142 shares)A	$ 39.76

Class C: Net Asset Value and offering price per share ($457,855 ÷ 11,506 shares)A	$ 39.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($761,824 ÷ 17,784 shares)	$ 42.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2013 (Unaudited)

Investment Income
Dividends (including $1,268 earned from other affiliated issuers)		$ 32,394
Special dividends		10,068
Interest		3,213
Income from Fidelity Central Funds		1,912
Income before foreign taxes withheld		47,587
Less foreign taxes withheld		(2,695)
Total income		44,892

Expenses
Management fee	$ 9,531
Transfer agent fees	3,306
Distribution and service plan fees	6,006
Accounting and security lending fees	469
Custodian fees and expenses	16
Independent trustees' compensation	10
Registration fees	111
Audit	36
Legal	9
Miscellaneous	13
Total expenses before reductions	19,507
Expense reductions	(126)	19,381
Net investment income (loss)		25,511
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,112
Other affiliated issuers	7,130
Total net realized gain (loss)		148,242
Change in net unrealized appreciation (depreciation) on investment securities		486,423
Net gain (loss)		634,665
Net increase (decrease) in net assets resulting from operations		$ 660,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,511	$ 6,161
Net realized gain (loss)	148,242	166,758
Change in net unrealized appreciation (depreciation)	486,423	(273,036)
Net increase (decrease) in net assets resulting from operations	660,176	(100,117)
Distributions to shareholders from net investment income	(2,596)	(28,865)
Share transactions - net increase (decrease)	(160,303)	(562,983)
Total increase (decrease) in net assets	497,277	(691,965)

Net Assets
Beginning of period	2,978,312	3,670,277
End of period (including undistributed net investment income of $72 and accumulated net investment loss of $22,843, respectively)	$ 3,475,589	$ 2,978,312

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 K	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 34.29	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99
Income from Investment Operations
Net investment income (loss) E	.33 H	.11	(.08)	.05	.27	.05	.35 I
Net realized and unrealized gain (loss)	7.65	(.51)	6.61	4.91	(12.93)	(.97)	5.47
Total from investment operations	7.98	(.40)	6.53	4.96	(12.66)	(.92)	5.82
Distributions from net investment income	(.04)	(.32)	(.01) N	(.09)	(.12)	(.23)	(.04)
Distributions from net realized gain	-	-	(.06) N	(.01)	-	(.98)	(.17)
Total distributions	(.04)	(.32)	(.07)	(.10)	(.12)	(1.21) M	(.21)
Net asset value, end of period	$ 42.23	$ 34.29	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60
Total Return B,C,D	23.27%	(1.04)%	22.88%	20.96%	(34.57)%	(2.42)%	17.74%
Ratios to Average Net Assets F,J
Expenses before reductions	1.12% A	1.13%	1.13%	1.15%	1.20%	1.12% A	1.11%
Expenses net of fee waivers, if any	1.12% A	1.13%	1.13%	1.15%	1.20%	1.12% A	1.11%
Expenses net of all reductions	1.11% A	1.13%	1.12%	1.15%	1.20%	1.12% A	1.11%
Net investment income (loss)	1.74% A,H	.33%	(.23)%	.18%	1.27%	.20% A	.93% I
Supplemental Data
Net assets, end of period (in millions)	$ 1,296	$ 1,106	$ 1,426	$ 1,428	$ 1,343	$ 2,288	$ 1,719
Portfolio turnover rate G	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.10%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. LFor the period ended November 30. MTotal distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 K	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 33.60	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52
Income from Investment Operations
Net investment income (loss) E	.28 H	.03	(.15)	(.01)	.22	(.01)	.26 I
Net realized and unrealized gain (loss)	7.50	(.50)	6.48	4.83	(12.73)	(.95)	5.39
Total from investment operations	7.78	(.47)	6.33	4.82	(12.51)	(.96)	5.65
Distributions from net investment income	- O	(.29)	- N	(.06)	(.10)	(.14)	-
Distributions from net realized gain	-	-	(.02) N	(.01)	-	(.98)	(.17)
Total distributions	-	(.29)	(.02)	(.07)	(.10)	(1.13) M	(.17)
Net asset value, end of period	$ 41.38	$ 33.60	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00
Total Return B,C,D	23.17%	(1.26)%	22.58%	20.72%	(34.71)%	(2.57)%	17.45%
Ratios to Average Net Assets F,J
Expenses before reductions	1.34% A	1.35%	1.35%	1.37%	1.42%	1.34% A	1.34%
Expenses net of fee waivers, if any	1.34% A	1.35%	1.35%	1.37%	1.42%	1.34% A	1.34%
Expenses net of all reductions	1.34% A	1.35%	1.35%	1.37%	1.42%	1.34% A	1.34%
Net investment income (loss)	1.52% A,H	.11%	(.45)%	(.04)%	1.05%	(.03)% A	.70% I
Supplemental Data
Net assets, end of period (in millions)	$ 875	$ 753	$ 906	$ 867	$ 728	$ 1,037	$ 895
Portfolio turnover rate G	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .26%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. LFor the period ended November 30. MTotal distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share. NThe amount shown reflects certain reclassifications related to book to tax differences. OAmount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 K	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 32.38	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94
Income from Investment Operations
Net investment income (loss) E	.17 H	(.15)	(.33)	(.17)	.10	(.15)	.05 I
Net realized and unrealized gain (loss)	7.21	(.49)	6.30	4.72	(12.43)	(.93)	5.29
Total from investment operations	7.38	(.64)	5.97	4.55	(12.33)	(1.08)	5.34
Distributions from net investment income	-	(.22)	-	-	(.04)	-	-
Distributions from net realized gain	-	-	-	(.01)	-	(.93)	(.17)
Total distributions	-	(.22)	-	(.01)	(.04)	(.93) M	(.17)
Net asset value, end of period	$ 39.76	$ 32.38	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11
Total Return B,C,D	22.79%	(1.85)%	21.89%	20.00%	(35.06)%	(2.93)%	16.79%
Ratios to Average Net Assets F,J
Expenses before reductions	1.93% A	1.94%	1.93%	1.96%	1.97%	1.92% A	1.90%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.93%	1.96%	1.97%	1.92% A	1.90%
Expenses net of all reductions	1.92% A	1.93%	1.92%	1.96%	1.97%	1.92% A	1.90%
Net investment income (loss)	.94% A,H	(.48)%	(1.03)%	(.63)%	.49%	(.61)% A	.14% I
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 84	$ 121	$ 131	$ 128	$ 230	$ 227
Portfolio turnover rate G	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. LFor the period ended November 30. MDistributions from net realized gain represents $.932 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 K	2007 L
Selected Per-Share Data
Net asset value, beginning of period	$ 32.40	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91
Income from Investment Operations
Net investment income (loss) E	.18 H	(.12)	(.31)	(.15)	.11	(.13)	.07 I
Net realized and unrealized gain (loss)	7.21	(.49)	6.29	4.72	(12.42)	(.94)	5.30
Total from investment operations	7.39	(.61)	5.98	4.57	(12.31)	(1.07)	5.37
Distributions from net investment income	-	(.23)	-	- M	(.04)	(.01)	-
Distributions from net realized gain	-	-	-	(.01)	-	(.98)	(.17)
Total distributions	-	(.23)	-	(.01)	(.04)	(.99) N	(.17)
Net asset value, end of period	$ 39.79	$ 32.40	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11
Total Return B,C,D	22.81%	(1.76)%	21.94%	20.13%	(35.06)%	(2.91)%	16.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.86% A	1.87%	1.86%	1.89%	1.94%	1.85% A	1.84%
Expenses net of fee waivers, if any	1.86% A	1.87%	1.86%	1.89%	1.94%	1.85% A	1.84%
Expenses net of all reductions	1.85% A	1.86%	1.86%	1.89%	1.94%	1.85% A	1.84%
Net investment income (loss)	1.00% A,H	(.41)%	(.97)%	(.56)%	.53%	(.54)% A	.20% I
Supplemental Data
Net assets, end of period (in millions)	$ 458	$ 405	$ 522	$ 525	$ 496	$ 962	$ 850
Portfolio turnover rate G	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .36%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. LFor the period ended November 30. MAmount represents less than $.01 per share. NTotal distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2013	Years ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008 J	2007 K
Selected Per-Share Data
Net asset value, beginning of period	$ 34.77	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32
Income from Investment Operations
Net investment income (loss) D	.39 G	.20	.02	.13	.33	.12	.46 H
Net realized and unrealized gain (loss)	7.76	(.52)	6.67	4.96	(13.06)	(.99)	5.51
Total from investment operations	8.15	(.32)	6.69	5.09	(12.73)	(.87)	5.97
Distributions from net investment income	(.08)	(.35)	(.05) M	(.15)	(.15)	(.31)	(.11)
Distributions from net realized gain	-	-	(.10) M	(.01)	-	(.98)	(.17)
Total distributions	(.08)	(.35)	(.15)	(.16)	(.15)	(1.29) L	(.28)
Net asset value, end of period	$ 42.84	$ 34.77	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01
Total Return B,C	23.46%	(.77)%	23.21%	21.30%	(34.38)%	(2.26)%	18.06%
Ratios to Average Net Assets E,I
Expenses before reductions	.85% A	.86%	.85%	.87%	.93%	.85% A	.84%
Expenses net of fee waivers, if any	.85% A	.86%	.85%	.87%	.93%	.85% A	.84%
Expenses net of all reductions	.84% A	.85%	.85%	.87%	.93%	.85% A	.83%
Net investment income (loss)	2.02% A,G	.60%	.04%	.46%	1.54%	.47% A	1.21% H
Supplemental Data
Net assets, end of period (in millions)	$ 762	$ 631	$ 694	$ 710	$ 561	$ 985	$ 722
Portfolio turnover rate F	16% A	30%	18%	22%	45%	22% A	19%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. KFor the period ended November 30. LTotal distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 915,785
Gross unrealized depreciation	(201,508)
Net unrealized appreciation (depreciation) on securities and other investments	$ 714,277

Tax cost	$ 2,836,379

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (631,739)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $238,344 and $490,018, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,467	$ 40
Class T	.25%	.25%	2,000	-
Class B	.75%	.25%	421	317
Class C	.75%	.25%	2,118	174
			$ 6,006	$ 531

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 90
Class T	13
Class B*	59
Class C*	8
$ 170

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,301.22
Class T	780.20
Class B	118.28
Class C	450.21
Institutional Class	657.20
	$ 3,306

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $3,967. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,731, including $91 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $126 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2013	Year ended July 31, 2012
From net investment income
Class A	$ 1,122	$ 11,505
Class T	84	7,107
Class B	-	710
Class C	-	3,243
Institutional Class	1,390	6,300
Total	$ 2,596	$ 28,865

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2013	Year ended July 31, 2012	Six months ended January 31, 2013	Year ended July 31, 2012
Class A
Shares sold	3,791	6,791	$ 145,984	$ 220,746
Reinvestment of distributions	27	347	1,036	10,560
Shares redeemed	(5,377)	(15,628)	(202,137)	(500,053)
Net increase (decrease)	(1,559)	(8,490)	$ (55,117)	$ (268,747)
Class T
Shares sold	3,027	5,449	$ 113,564	$ 173,250
Reinvestment of distributions	2	222	79	6,629
Shares redeemed	(4,289)	(9,652)	(158,511)	(304,171)
Net increase (decrease)	(1,260)	(3,981)	$ (44,868)	$ (124,292)
Class B
Shares sold	17	32	$ 616	$ 953
Reinvestment of distributions	-	21	-	605
Shares redeemed	(467)	(1,103)	(16,643)	(33,738)
Net increase (decrease)	(450)	(1,050)	$ (16,027)	$ (32,180)
Class C
Shares sold	636	1,075	$ 23,188	$ 33,268
Reinvestment of distributions	-	88	-	2,548
Shares redeemed	(1,638)	(4,363)	(58,033)	(132,599)
Net increase (decrease)	(1,002)	(3,200)	$ (34,845)	$ (96,783)
Institutional Class
Shares sold	4,308	9,699	$ 166,915	$ 321,305
Reinvestment of distributions	29	165	1,155	5,095
Shares redeemed	(4,696)	(11,315)	(177,516)	(367,381)
Net increase (decrease)	(359)	(1,451)	$ (9,446)	$ (40,981)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSFI-USAN-0313
1.786798.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2013